7. Other income and expenses	6 Months Ended
Jun. 30, 2020
Other Income And Expenses
Other income and expenses
7.	Other income and expenses
	2020	2019	2020	2019
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Voluntary Separation Plan - PDV	(944)	(85)	(903)	(85)
Unscheduled stoppages and pre-operating expenses	(815)	(709)	(462)	(387)
Pension and medical benefits - retirees	(488)	(703)	(189)	(345)
Gains/(losses) with Commodities Derivatives	(253)	(378)	(476)	(153)
Gains / (losses) related to legal, administrative and arbitration proceedings	(165)	(566)	(115)	(212)
Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control	(85)	5,588	9	5,405
PIS and COFINS credit - exclusion of ICMS (VAT tax) from the basis of calculation	1,478	-	1,478	-
Equalization of expenses - Production Individualization Agreements	845	(9)	822	(9)
Expenses/Reimbursements from E&P partnership operations	259	96	117	46
Early termination of contracts	147	(1)	53	(1)
Amounts recovered from Lava Jato investigation	85	79	64	79
Variable compensation program	29	(205)	-	(106)
Others	149	(225)	101	(216)
Total	242	2,882	499	4,016